Tax Receivable Agreement and Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Tax Receivable Agreement and Income Taxes [Abstract]
Schedule of Provision for Income Taxes	The components of income tax expense are as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Income tax expense	$—	$6,606	$—	$6,132
Effective income tax rate	—%	2884.7%	—%	(85.1%)

The components of income tax expense are as follows (in thousands):

	Year Ended December 31,
	2024	2023
Current:
Federal	$—	$—
State	—	—
Total current	—	—
Deferred:
Federal	$5,192	$205
State	940	363
Total deferred	6,132	568
Total income tax expense	$6,132	$568

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	Year Ended December 31,
	2024	2023
Federal income tax expense at statutory rate	21.0%	21.0%
State income tax expense	—%	0.6%
Partnership income not taxed	(22.0)%	(17.0)%
Valuation allowance	(51.9)%	(7.3)%
Deferred tax remeasurement	—%	(6.5)%
Derecognition of tax receivable agreement liability	7.9%	—%
Other	0.5%	0.1%
Effective income tax rate	(44.5)%	(9.1)%

Schedule of Components of Deferred Tax Assets	The components of deferred tax assets are as follows (in thousands):

	December 31,
	2024	2023
Deferred tax assets related to:
Net operating loss carryforwards	$1,454	$280
Partnership basis difference and other	6,255	6,312
Total deferred tax assets	$7,709	$6,592
Valuation allowance	(7,709)	(460)
Total deferred tax assets, net	$—	$6,132

Schedule of Stock Option Activity	The following table summarizes the stock option activity under the 2022 Omnibus Plan during the nine months ended September 30, 2025:

	Stock Options
	Shares	Weighted Average Exercise Price	Weighted Average Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2024	6,107	$136.95	7.78	$—
Granted	10,934	$53.90	9.34	$—
Exercised	—	$—	0	$—
Forfeited and expired	(622)	$70.40	0	$—
Outstanding at September 30, 2025	16,419	$84.15	8.49	$—
Vested and exercisable at September 30, 2025	5,116	$125.95	6.88	$—
The following table summarizes the stock option activity under the 2022 Omnibus Plan during the year ended December 31, 2024:

	Stock Options
	Shares	Weighted Average Exercise Price	Weighted Average Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2023	6,748	$138.05	8.77	$4,591
Granted	—	$—	—	$—
Exercised	(228)	$131.45	—	$179
Forfeited and expired	(412)	$156.75	—	$41
Outstanding at December 31, 2024	6,108	$136.95	7.78	$—
Vested and exercisable at December 31, 2024	3,160	$119.90	7.65	$—

Schedule of RSU Activity and Related Information	A summary of RSU activity during the nine months ended September 30, 2025 and related information is as follows:

	Restricted Stock Units
	Number of Shares	Weighted Average Grant Date Fair Value per Share
Unvested - December 31, 2024	4,704	$154.00
Granted	16,843	$52.80
Vested	(3,911)	$117.70
Forfeited	(936)	$138.60
Unvested - September 30, 2025	16,700	$64.90

RSUs generally vest annually on the grant date anniversary over a period of three years. A summary of RSU activity during the year ended December 31, 2024 and related information is as follows:

	Restricted Stock Units
	Number of Shares	Weighted Average Grant Date Fair Value per Share
Unvested - December 31, 2023	9,862	$157.85
Granted	3,151	$553.85
Vested	(8,052)	$314.60
Forfeited	(257)	$165.55
Unvested - December 31, 2024	4,704	$154.00